Risk management_Credit soundness of debt securities (Details) - KRW (₩) ₩ in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 110,623,579	₩ 93,620,040
Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts		12,372,573	12,859,715
Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		98,251,006	₩ 80,760,325
Stage 1 | Above appropriate credit rating | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	103,019,261
Stage 1 | Above appropriate credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	10,684,154
Stage 1 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	92,335,107
Stage 1 | Less than a limited credit rating | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	4,821,887
Stage 1 | Less than a limited credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	1,104,097
Stage 1 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	3,717,790
Stage 2 | Above appropriate credit rating | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	1,468,348
Stage 2 | Above appropriate credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	12,464
Stage 2 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	1,455,884
Stage 2 | Less than a limited credit rating | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	1,130,536
Stage 2 | Less than a limited credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	390,253
Stage 2 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	740,283
Stage 3 | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts		183,547
Stage 3 | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts		181,605
Stage 3 | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 1,942

[1]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[2]	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.